Stockholders Equity (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Number exercisable	8,660,000	4,660,000
Warrant [Member]
Number outstanding	8,660,000	4,660,000
Weighted average remaining life (years)	5 years 7 months 24 days	56 months 4 days
Weighted average exercise price	$ 0.14	$ 0.14
Number exercisable	8,660,000	4,660,000
Weighted Average Exercisable Price	0.14	0.14
Warrant [Member] | Minimum [Member]
Exercise Prices	$ 0.10	$ 0.10	$ 0.10
Warrant [Member] | Maximum [Member]
Exercise Prices	0.30	0.30	$ 0.30
Warrant [Member] | 0.10 [Member]
Exercise Prices	$ 0.10	$ 0.10
Number outstanding	3,550,000	550,000
Weighted average remaining life (years)	9 years 6 months	117 months
Weighted average exercise price	$ 0.09	$ 0.13
Number exercisable	3,550,000	550,000
Weighted Average Exercisable Price	0.09	0.13
Warrant [Member] | 0.15 [Member]
Weighted average remaining life (years)	4 years 6 months 29 days	9 months 10 days
Warrant [Member] | 0.25 [Member]
Exercise Prices	$ 0.25	$ 0.25
Number outstanding	300,000	300,000
Weighted average remaining life (years)	8 years 9 months 29 days	108 months 10 days
Weighted average exercise price	$ 0.24	$ 0.24
Number exercisable	300,000	300,000
Weighted Average Exercisable Price	0.24	0.24
Warrant [Member] | 0.25 One[Member]
Exercise Prices	$ 0.25	$ 0.25
Number outstanding	850,000	850,000
Weighted average remaining life (years)	8 years 11 months 1 day	110 months 1 day
Weighted average exercise price	$ 0.24	$ 0.24
Number exercisable	850,000	850,000
Weighted Average Exercisable Price	0.24	0.24
Warrant [Member] | 0.30 [Member]
Exercise Prices	$ 0.30	$ 0.30
Number outstanding	500,000	500,000
Weighted average remaining life (years)	9 years 2 months 30 days	114 months
Weighted average exercise price	$ 0.28	$ 0.28
Number exercisable	500,000	500,000
Weighted Average Exercisable Price	0.28	0.28
Stock Option [Member]
Weighted average remaining life (years)	3 years 5 months 8 days	50 months 5 days
Stock Option [Member] | 0.10 [Member]
Exercise Prices	$ 0.10	$ 0.10
Number outstanding	400,000	600,000
Weighted average remaining life (years)	8 years	105 months
Weighted average exercise price	$ 0.12	$ 0.12
Number exercisable	400,000	600,000
Weighted Average Exercisable Price		0.12
Stock Option [Member] | 0.15 [Member]
Exercise Prices	$ 0.15	$ 0.15
Number outstanding	1,292,310	1,292,310
Weighted average remaining life (years)	5 months 1 day	11 months 4 days
Weighted average exercise price	$ 0.02	$ 0.02
Number exercisable	3,460,000	1,292,310
Weighted Average Exercisable Price	0.14	0.02
Stock Option [Member] | 0.25 [Member]
Exercise Prices	$ 0.25	$ 0.25
Number outstanding	500,000	500,000
Weighted average remaining life (years)	7 years 5 months 1 day	98 months 4 days
Weighted average exercise price	$ 0.21	$ 0.21
Number exercisable	500,000	500,000
Weighted Average Exercisable Price		0.21
Stock Option [Member] | 0.30 [Member]
Exercise Prices	$ 0.30	$ 0.30
Number outstanding	200,000	200,000
Weighted average remaining life (years)	8 years 9 months	102 months
Weighted average exercise price	$ 0.25	$ 0.25
Number exercisable	200,000	200,000
Weighted Average Exercisable Price		0.25